As filed with the Securities and Exchange Commission on August 13, 2015
Investment Company Act File Number 811-8312

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Daily Income Fund
 (Exact name of registrant as specified in charter)

1411 Broadway, 28th Floor
New York, NY  10018

(Address of principal executive offices)           (Zip code)

Christine Manna
c/o Reich & Tang Asset Management, LLC
1411 Broadway, 28th Floor
New York, New York 10018
(Name and address of agent for service)

Registrant's telephone number, including area code:  212-830-5200

Date of fiscal year end: March 31

Date of reporting period: June 30, 2015

Item 1: Schedule of Investments

DAILY INCOME FUND
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS
JUNE 30, 2015
(UNAUDITED)

		Maturity	Interest	Value
Face Amount	Security Description	Date	Rate	(Note 1)

TIME DEPOSIT (22.50%)
$115,000,000	Canadian Imperial Bank of Commerce	07/01/15	0.03%	$115,000,000
87,000,000	Credit Agricole S.A.	07/01/15	0.06	87,000,000
115,000,000	National Bank of Kuwait	07/01/15	0.06	115,000,000
75,000,000	Royal Bank of Canada	07/01/15	0.03	75,000,000
115,000,000	Skandinaviska Enskilda Banken AB	07/01/15	0.03	115,000,000
507,000,000	Total Time Deposit			507,000,000

U.S. GOVERNMENT AGENCY DISCOUNT NOTES (77.49%)
$100,000,000	Federal Home Loan Bank	07/01/15	0.04%	$100,000,000
53,300,000	Federal Home Loan Bank	07/08/15	0.06	53,299,352
188,000,000	Federal Home Loan Bank	07/15/15	0.07	187,994,736
440,700,000	Federal Home Loan Bank	07/15/15	0.08	440,687,146
125,000,000	Federal Home Loan Bank	07/15/15	0.07	124,996,476
165,000,000	Federal Home Loan Bank	07/16/15	0.08	164,994,844
100,000,000	Federal Home Loan Bank	07/17/15	0.08	99,996,578
15,000,000	Federal Home Loan Bank	07/17/15	0.04	14,999,733
187,160,000	Federal Home Loan Bank	07/17/15	0.08	187,153,345
50,000,000	Federal Home Loan Bank	07/22/15	0.08	49,997,667
203,000,000	Federal Home Loan Bank	07/22/15	0.07	202,991,237
12,375,000	Federal Home Loan Bank	07/24/15	0.05	12,374,605
56,324,000	Federal Home Loan Bank	07/24/15	0.06	56,321,841
50,000,000	Federal Home Loan Bank	07/27/15	0.06	49,997,833
1,745,859,000	Total U.S. Government Agency Discount Notes			1,745,805,393

	Total Investments (99.99%)			2,252,805,393
	(cost $2,252,805,393†)
	Cash and Other Assets, Net of Liabilities (0.01%)			270,357
	Net Assets (100.00%)			$2,253,075,750

	Advantage Shares, 19,979,060 shares outstanding			$ 1.00
	Fiduciary Class, 473,052,429 shares outstanding			$ 1.00
	Institutional Class, 166,104,578 shares outstanding			$ 1.00
	Institutional Service Shares, 18,480,872 shares outstanding			$ 1.00
	Investor Select Class, 241,608,274 shares outstanding			$ 1.00
	Investor Service Shares, 114,345,465 shares outstanding			$ 1.00
	Investor Class, 149,924,292 shares outstanding			$ 1.00
	Option Xpress Class, 246,980,049 shares outstanding			$ 1.00
	Retail Class, 822,312,779 shares outstanding

	† Aggregate cost for federal income tax purposes is identical. All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.

DAILY INCOME FUND
U.S. TREASURY PORTFOLIO
STATEMENT OF NET ASSETS
JUNE 30, 2015
(UNAUDITED)

Face		Maturity	Interest	Value
Amount	Security Description	Date	Rate	(Note 1)

REPURCHASE AGREEMENTS (32.35%)
$240,000,000	Bank of America, N.A., purchased on 06/30/15, repurchase proceeds at maturity $240,000,400 (Collateralized by GNMA, 3.500%, due 09/20/42, value $244,800,001)	07/01/15	0.06%	$240,000,000
220,000,000	Credit Agricole CIB, purchased on 06/30/15, repurchase proceeds at maturity $220,000,611 (Collateralized by FHLB, 4.1250%, due 03/13/20, FMAC, 2.2190% to 5.7660%, due 10/01/22 to 11/01/44, FNMA, 1.2570% to 9.6730%, due 07/01/19 to 01/01/48, GNMA, 4.5000%, due 06/20/44 to 01/20/45, USTR, 0.0000% to 4.6250%, due 07/23/15 to 02/15/44, value $224,400,031)	07/01/15	0.10	220,000,000
340,000,000	Merrill Lynch, Pierce, Fenner & Smith Inc., purchased on 06/30/15, repurchase proceeds at maturity $340,000,567 (Collateralized by USTR, 0.1250% to 8.7500%, due 04/15/17 to 11/15/24, value $346,800,125)	07/01/15	0.06	340,000,000
800,000,000	Total Repurchase Agreements			800,000,000

U.S. GOVERNMENT AGENCY DISCOUNTE NOTES (10.14%)
$27,000,000	Federal Agricultural Mortgage Corporation	07/20/15	0.03%	$26,999,573
200,000,000	Federal Home Loan Bank	07/20/15	0.03	199,997,361
7,700,000	Federal Home Loan Mortgage Corporation	07/20/15	0.04	7,699,837
16,100,000	Federal Home Loan Mortgage Corporation	07/21/15	0.04	16,099,642
250,800,000	Total U.S. Government Agency Discount Notes			250,796,413

U.S. GOVERNMENT OBLIGATIONS (53.57%)
$100,000,000	U.S. Treasury Bill	07/02/15	0.01%	$99,999,986
150,000,000	U.S. Treasury Bill	07/09/15	0.01	149,999,667
225,000,000	U.S. Treasury Bill	07/16/15	0.01	224,999,323
850,000,000	U.S. Treasury Bill	07/23/15	0.01	849,996,944
1,325,000,000	Total U.S. Government Obligations			1,324,995,920
	Total Investments (96.06%) (Cost $2,375,792,333†)			2,375,792,333
	Cash and Other Assets, Net of Liabilities (3.94%)			97,473,538
	Net Assets (100.00%)			$2,473,265,871

	Institutional Class, 1,667,190,801 shares outstanding			$ 1.00
	Institutional Service Shares, 97,341,540 shares outstanding			$ 1.00
	Investor, 221,861,182 shares outstanding			$ 1.00
	Retail Class, 148,659,432 shares outstanding			$ 1.00
	Investor Service Shares, 4,044,564 shares outstanding			$ 1.00
	Fiduciary Class, 162,885,451 shares outstanding			$ 1.00
	Investor Select Shares, 171,341,437 shares outstanding			$ 1.00

	† Aggregate cost for federal income tax purposes is identical. All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.

KEY:
	FHLB = Federal Home Loan Bank
	FMAC = Treasury Separate Trading of Registered Interest and Principal Securities
	FNMA = Federal National Mortgage Association
	GNMA = Government National Mortgage Association
	USTR = U.S. Treasury Inflation-Indexed Note

DAILY INCOME FUND
U.S. GOVERNMENT PORTFOLIO
STATEMENT OF NET ASSETS
JUNE 30, 2015
(UNAUDITED)

Face		Maturity	Interest	Value
Amount	Security Description	Date	Rate	(Note 1)

REPURCHASE AGREEMENTS (25.25%)
$185,000,000	Bank of America, N.A., purchased on 06/30/15, repurchase proceeds at maturity $185,000,308 (Collateralized by GNMA, 3.50%, due 09/20/42, value $188,700,001)	07/01/15	0.06%	$185,000,000
10,000,000	Credit Agricole Corporate & Investment Bank, purchased on 06/30/15, repurchase proceeds at maturity $10,000,033 (Collateralized by FCSB, 3.240%, due 12/27/32, value $952. FHLB, 4.700%, due 07/25/33, value $10,488, FNMA, 2.036% to 6.000%, due 09/01/23 to 04/01/43, value $2,158,888, GNMA, 2.750% to 3.500%, due 10/20/39 to 07/20/40, value $927,176, USTR, 0.000% to 2.750%, due 02/15/19 to 02/15/44, value $7,102,523)	07/01/15	0.12	10,000,000
10,000,000	Merrill Lynch, Pierce, Fenner & Smith, Inc., purchased on 06/30/15, repurchase proceeds at maturity $10,000,017 (Collateralized by USTR, 2.125%, due 12/31/21, value $10,200,099)	07/01/15	0.06	10,000,000
205,000,000	Total Repurchase Agreements			205,000,000

U.S. GOVERNMENT AGENCY DISCOUNT NOTES (54.16%)
$50,000,000	Federal Agricultural Mortgage Corporation	07/10/15	0.11%	$49,998,625
45,000,000	Federal Home Loan Bank	07/06/15	0.07	44,999,563
95,200,000	Federal Home Loan Bank	07/08/15	0.05	95,199,167
8,400,000	Federal Home Loan Bank	07/09/15	0.16	8,399,711
40,000,000	Federal Home Loan Bank	07/15/15	0.05	39,999,222
40,000,000	Federal Home Loan Bank	07/16/15	0.04	39,999,250
7,700,000	Federal Home Loan Bank	07/21/15	0.04	7,699,807
20,000,000	Federal Home Loan Bank	07/22/15	0.04	19,999,592
11,000,000	Federal Home Loan Mortgage Corporation	07/22/15	0.04	10,999,743
15,200,000	Federal Home Loan Mortgage Corporation	07/23/15	0.04	15,199,628
100,000,000	Federal National Mortgage Association	07/02/15	0.09	99,999,750
7,298,000	Federal National Mortgage Association	07/13/15	0.04	7,297,891
439,798,000	Total U.S. Government Agency Discount Notes			439,791,949

	Total Investments (79.41%) (Cost $644,791,949†)			644,791,949
	Cash and other assets, net of Liabilities (20.59%)			167,152,779
	Net Assets (100.00%)			$811,944,728

	† Aggregate cost for federal income tax purposes is identical. All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.

	Advantage Shares, 245,314,348 shares outstanding			$ 1.00
	Fiduciary Class, 205,230,546 shares outstanding			$ 1.00
	Institutional Class, 22,259,509 shares outstanding			$ 1.00
	Institutional Service Shares, 69,077,457 shares outstanding			$ 1.00
	Investor Select Class, 68,749,341 shares outstanding			$ 1.00
	Retail Class, 201,363,227 shares outstanding			$ 1.00

KEY:
	FCSB = Federal Farm Credit Consolidated Systemwide Bond
	FNMA = Federal National Mortgage Association
	FHLB = Federal Home Loan Bank
	GNMA = Government National Mortgage Association
	USTR = U.S. Treasury Note

DAILY INCOME FUND
MUNICIPAL PORTFOLIO
STATEMENT OF NET ASSETS
JUNE 30, 2015
(UNAUDITED)

		Maturity	Interest	Value
Face Amount	Security Description	Date	Rate	(Note 1)

U.S. GOVERNMENT AGENCY DISCOUNT NOTES (103.09%)
$25,000,000	Federal Home Loan Bank	07/06/15	0.08%	$24,999,722
11,440,000	Federal Home Loan Bank	07/17/15	0.08	11,439,593
17,500,000	Federal Home Loan Bank	07/17/15	0.07	17,499,456
30,000,000	Federal Home Loan Bank	07/22/15	0.07	29,998,705
65,000,000	Federal Home Loan Bank	07/24/15	0.05	64,997,924
50,000,000	Federal National Mortgage Association	07/02/15	0.09	49,999,875
198,940,000	Total U.S. Government Agency Discount Notes			198,935,275

	Total Investments (103.09%)
	(cost $198,935,275†)			198,935,275
	Liabilities in excess of cash and other assets (-3.09%)			(5,954,713)

	Net Assets (100.00%)			$ 192,980,562

	† Aggregate cost for federal income tax purposes is identical. All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.

	Advantage Shares, 3,625,762 shares outstanding
	Institutional Class, 7,700,173 shares outstanding
	Institutional Service Class, 46,619 shares outstanding
	Retail Class, 154,010,016 shares outstanding
	Investor Service Class Shares, 27,813,456 shares outstanding

	Note 1 - Valuation of Securities

Investments are valued at amortized cost, which approximates market value.  Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

Under the provisions of GAAP, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions.  GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quotes prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable.  Based on the valuation inputs, the securities or other investments are tiered into one of three levels.  Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

	Level 1 – prices are determined using quoted prices in an active market for identical assets.

Level 2 – prices are determined using other significant observable inputs.  Observable inputs are inputs that the other market participants may use in pricing a security.  These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – prices are determined using significant unobservable inputs.  In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of the end of the reporting period, June 30, 2015.  The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.  Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but as the value is not obtained from a quoted price in an active market, such securities are reflected as a Level 2.

	The following table summarizes the inputs used to value the Daily Income Fund – Money Market Portfolio’s investments as of June 30, 2015:

	Description		Quoted Prices in
			Active Markets	Significant Other	Significant
			for Identical	Observable	Unobservable
			Assets	Inputs	Inputs
			(Level 1)	(Level 2)	(Level 3)

	Repurchase agreements		$ -0-	$ -0-	$ -0-
	Debt securities		$ -0-	2,252,805,393	$ -0-

	Total.................................................................................		$ -0-	2,252,805,393	$ -0-

	The following table summarizes the inputs used to value the Daily Income Fund – U.S. Treasury Portfolio’s investments as of June 30, 2015:

	Description		Quoted Prices in
			Active Markets	Significant Other	Significant
			for Identical	Observable	Unobservable
			Assets	Inputs	Inputs
			(Level 1)	(Level 2)	(Level 3)

	Repurchase agreements		$ -0-	800,000,000	$ -0-
	Debt securities		$ -0-	1,575,792,333	$ -0-

	Total......................................................................................		$ -0-	2,375,792,333	$ -0-

	The following table summarizes the inputs used to value the Daily Income Fund – U.S. Government Portfolio’s investments as of June 30, 2015:

	Description		Quoted Prices in
			Active Markets	Significant Other	Significant
			for Identical	Observable	Unobservable
			Assets	Inputs	Inputs
			(Level 1)	(Level 2)	(Level 3)

	Repurchase agreements		$ -0-	205,000,000	$ -0-
	Debt securities		$ -0-	439,791,949	$ -0-

	Total.................................................................................		$ -0-	644,791,949	$ -0-

	The following table summarizes the inputs used to value the Daily Income Fund – Municipal Portfolio’s investments as of June 30, 2015:

	Description		Quoted Prices in
			Active Markets	Significant Other	Significant
			for Identical	Observable	Unobservable
			Assets	Inputs	Inputs
			(Level 1)	(Level 2)	(Level 3)

	Debt securities		$ -0-	$198,935,275	$ -0-

	Total.................................................................................		$ -0-	$198,935,275	$ -0-

For the period ended June 30, 2015, there were no Level 1 or Level 3 investments.   There were also no transfer between levels during the period ended June 30, 2015.  Please refer to Schedule of Investments for specifics of the major categories of the Portfolio's investments.

Item 2:                      Controls and Procedures

(a)
The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.

(b)
There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant’s internal controls over financial reporting.

Item 3:                      Exhibits

Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Daily Income Fund

By (Signature and Title)*                                                      /s/Christine Manna
             Christine Manna, Secretary

Date: August 13, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                                                      /s/Michael P. Lydon
                      Michael P. Lydon, President

Date: August 13, 2015

By (Signature and Title)*                                                      /s/Esther Cheung
                      Esther Cheung, Treasurer and Assistant Secretary

Date: August 13, 2015

* Print the name and title of each signing officer under his or her signature.